Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Consolidated net income	$ 49,426,000	$ 38,492,000	$ 36,044,000
Adjustments to reconcile consolidated net income to net cash provided by operating activities
Provision for loan losses	1,143,000	9,696,000	2,040,000
Deferred income taxes provision	(932,000)	(3,304,000)	(478,000)
Depreciation and amortization of premises and equipment	4,235,000	4,250,000	3,984,000
Loss on disposal of premises and equipment	43,000	63,000	128,000
Net amortization of securities	5,377,000	4,588,000	2,510,000
Net realized losses (gains) on sales of securities	(28,000)	(882,000)	268,000
Gains on mortgage loans sold, net	(9,997,000)	(9,560,000)	(6,802,000)
Stock-based compensation expense	1,428,000	1,180,000	786,000
Loss (gain) on other real estate	15,000	(658,000)	48,000
Loss (gain) on sale of repossessed assets	(6,000)	4,000	4,000
Increase in value of life insurance and annuity contracts	(1,109,000)	(959,000)	(723,000)
Mortgage loans originated for resale	(215,813,000)	(213,483,000)	(160,921,000)
Proceeds from sale of mortgage loans	233,441,000	221,748,000	157,028,000
Gain on lease modification	0	(29,000)	0
Right of use asset amortization	387,000	376,000	268,000
Change in
Accrued interest receivable	(125,000)	(1,571,000)	779,000
Other assets	(4,458,000)	(805,000)	258,000
Accrued interest payable	(1,458,000)	(763,000)	682,000
Other liabilities	(121,000)	1,855,000	443,000
TOTAL ADJUSTMENTS	12,022,000	11,746,000	302,000
NET CASH PROVIDED BY OPERATING ACTIVITIES	61,448,000	50,238,000	36,346,000
INVESTING ACTIVITIES
Purchases	(530,155,000)	(409,996,000)	(255,432,000)
Sales	39,652,000	54,870,000	37,325,000
Maturities, prepayments and calls	149,861,000	200,785,000	90,805,000
Purchase of restricted equity securities	0	(409,000)	(1,668,000)
Net increase in loans	(164,095,000)	(236,411,000)	(43,568,000)
Purchase of buildings, leasehold improvements, and equipment	(8,922,000)	(2,220,000)	(6,044,000)
Proceeds from sale of other assets	109,000	9,000	14,000
Proceeds from sale of other real estate	167,000	2,307,000	952,000
Purchase of life insurance and annuity contracts	(15,079,000)	(6,687,000)	0
Increase in other investments	(2,000,000)	0	0
NET CASH USED IN INVESTING ACTIVITIES	(530,462,000)	(397,752,000)	(177,616,000)
FINANCING ACTIVITIES
Net change in deposits - non-maturing	612,696,000	563,605,000	163,721,000
Net change in deposits - time	(18,220,000)	(20,615,000)	18,229,000
Net change in Federal Home Loan Bank Advances	(3,638,000)	(19,975,000)	23,613,000
Change in escrow balances	(4,403,000)	5,824,000	(269,000)
Issuance of common stock related to exercise of stock options	862,000	718,000	775,000
Issuance of common stock pursuant to dividend reinvestment plan	11,188,000	10,056,000	9,134,000
Repurchase of common stock	0	0	(1,629,000)
Cash dividends paid on common stock	(14,909,000)	(13,013,000)	(11,725,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	583,576,000	526,600,000	201,849,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	114,562,000	179,086,000	60,579,000
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	338,856,000	159,770,000	99,191,000
CASH AND CASH EQUIVALENTS - END OF YEAR	453,418,000	338,856,000	159,770,000
Supplemental disclosure of cash flow information:
Interest	12,106,000	18,146,000	21,965,000
Taxes	16,827,000	13,156,000	11,731,000
Change in fair value of securities available-for-sale, net of taxes of $4,771 in 2021, $(2,291) in 2020, and $(2,971) in 2019	(13,480,000)	6,472,000	8,398,000
Non-cash transfers from loans to other real estate	182,000	992,000	884,000
Non-cash transfers from other real estate to loans	0	40,000	544,000
Non-cash transfers from loans to other assets	$ 129,000	$ 14,000	$ 18,000